Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,689,085)	$ (2,014,940)	$ (3,897,513)	$ (6,788,645)
Adjustments to reconcile net loss from operations to net cash used in operating activities:
Depreciation	95,292	100,031	135,561	134,691
Amortization of intangible assets	19,599	73,612	98,149	202,992
Gain on disposal of property, plant and equipment	(25,197)
Impairment loss of intangible assets				750,000
Impairment loss of other receivables				705,000
Impairment loss of marketable securities				1,951,091
Impairment loss of goodwill			27,353	82,692
Written-off prepayment				122,514
Stock-based professional fees		1,051,410		523,008
Stock-based consultancy fees	240,000	599,220	2,061,450
Stock-based director’s remuneration	803,735
Stock-based business marketing fee			599,220
Loss on disposal of a subsidiary				70,900
Amortization of debt discount		2,821	2,822	7,179
Unrealized loss on marketable securities	1,278,939		(1,143,491)	(428,621)
Loss/(gain) on disposal of marketable securities	22,013	(774,371)	607,309	(292,126)
Dividend received	(241,472)
Changes in operating assets and liabilities:
Accounts receivable	(113,711)	(64,035)	(102,369)	(38,509)
Prepaid and other receivables	189,092	(295,230)	(174,655)	14,725
Accounts payable and accrued expenses	14,384	(25,003)	20,666	748,366
Other payables	51,987	183,969	209,820	697,252
Income tax payable				(6,802)
Deferred revenue		(107)	(107)	107
CASH FLOWS USED IN OPERATING ACTIVITIES	(1,354,424)	(1,162,623)	(1,504,541)	(1,544,186)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities	(320,456)	(18,318,917)	(22,237,565)	(11,482,148)
Purchase of non-controlling interest				(154)
Purchase of property, plant and equipment	(7,949)	(47,722)	(47,722)
Proceed from disposal of marketable securities	275,274	17,254,369	21,128,705	12,803,705
Proceed from disposal of property, plant and equipment	30,692
Proceeds from disposal of a subsidiary				8,252
Dividend received	241,472	12,515	12,515	3,052
CASH FLOWS PROVIDED BY (USED IN) INVESTING ACTIVITIES	219,033	(1,099,755)	(1,144,067)	1,332,707
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of bank loan	(294,782)	(816,102)	(917,728)	(58,824)
Proceeds from bank loan	666,704			1,735,147
Proceeds from issuance of note payable		535,900	710,258	183,000
Advance from related party	715,058	1,014,609	1,180,190	102,871
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:	1,086,980	734,407	972,720	1,962,194
Effect of exchange rate changes	6,067	(65,560)	(63,256)	(28,965)
Net change in cash and cash equivalents	(42,344)	(1,593,531)	(1,739,144)	1,721,750
Cash and cash equivalents - beginning of period	66,273	1,805,417	1,805,417	83,667
Cash and cash equivalents - end of period	23,929	211,886	66,273	1,805,417
Cash paid for:
Interest	156,167	168,646	206,778	263,369
Income tax
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accrued interest on convertible promissory note			171,137
Stock issued for redemption of convertible note and accrued interest	616,300	204,267	204,267	477,820
Interest	163,080	152,153
Stock issued for director’s remuneration		551,244
Stock issued for services from consultants and vendors		$ 1,650,630		$ 478,008